Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	[1]	Fees	Total Payments
Total	$ 11,182,962		$ 546,419	$ 11,729,381
Wyoming [Member]
Total			$ 546,419	$ 546,419

[1]	*Represents payments at the entity level of U.S. federal income taxes.